UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor New York, NY	10022
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (95.9%)
3SBio, Inc. (Biotechnology)	513,500	$874,303
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	116,800	670,115
AIA Group Ltd. (Insurance)	210,600	1,892,122
AL Rajhi Bank (Banks)	13,500	364,301
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	15,637	2,634,678
Alsea SAB de CV (Hotels, Restaurants & Leisure)	161,381	446,536
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	16,892	314,883
Banco do Brasil SA (Banks)	103,435	1,471,078
BOC Aviation Ltd. (Trading Companies & Distributors)	87,500	747,396
Capitec Bank Holdings Ltd. (Banks)	9,500	835,731
CD Projekt SA* (Entertainment)	18,700	958,248
Cemex SAB de CV ADR* (Construction Materials)	125,190	681,033
China Construction Bank Corp. (Banks)	1,480,000	1,336,716
China Mengniu Dairy Co. Ltd. (Food Products)	370,000	1,143,445
China Mobile Ltd. (Wireless Telecommunication Services)	65,000	683,359
China Petroleum & Chemical (Sinopec) (Oil, Gas & Consumable Fuels)	1,630,000	1,359,722
China Resources Gas Group Ltd. (Gas Utilities)	274,000	1,078,505
Cia de Locacao DAS Americas (Road & Rail)	90,200	999,364
Cipla Ltd. (Pharmaceuticals)	118,602	862,727
Clicks Group Ltd. (Food & Staples Retailing)	27,200	404,013
Cognizant Technology Solutions Corp., A Shares (IT Services)	15,007	1,045,688
Commercial International Bank (Banks)	144,100	678,651
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	416,000	728,065
CTBC Financial Holding Co. Ltd. (Banks)	1,195,000	818,698
Dabur India Ltd. (Personal Products)	152,083	948,768
DP Eurasia NV* (Hotels, Restaurants & Leisure)	481,114	802,551
FirstRand Ltd. (Diversified Financial Services)	102,995	540,333
Gail India Ltd. (Gas Utilities)	171,167	799,453
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	56,000	394,106
Grupo Financiero Banorte Sab de CV (Banks)	112,300	624,692
HDFC Bank Ltd. (Banks)	43,563	1,277,123
ICICI Bank Ltd. (Banks)	271,782	1,392,827
IHH Healthcare Berhad (Health Care Providers & Services)	1,072,000	1,491,544
KAZ Minerals PLC (Metals & Mining)	150,377	1,170,217
LG Chem Ltd. (Chemicals)	1,958	647,680
Meituan Dianping, Class B* (Internet & Direct Marketing Retail)	37,300	253,360
Mr. Price Group Ltd. (Specialty Retail)	32,250	542,520
MRV Engenharia e Participacoes SA (Household Durables)	300,600	1,236,562
Naspers Ltd. (Media)	8,441	1,954,399
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	161,623	1,010,144
Odisha Cement Ltd.* (Construction Materials)	52,474	761,008
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	166,000	1,622,333
PT Bank Central Asia TBK (Banks)	624,400	1,259,304
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	3,783,500	1,054,285
Raia Drogasil SA (Food & Staples Retailing)	52,900	899,462
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	71,211	1,241,602
Rumo SA* (Road & Rail)	275,627	1,485,320
SA SA International Holdings Ltd. (Specialty Retail)	1,950,000	750,213
Samsonite International SA (Textiles, Apparel & Luxury Goods)	252,300	741,123
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	52,413	2,190,265

	Shares	Value
Common Stocks, continued
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	24,859	$840,799
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	3,404	685,247
Sberbank of Russia ADR (Banks)	73,430	996,812
SBI Life Insurance Co. Ltd. (Insurance)	116,595	975,519
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	276,198	2,056,108
Shinhan Financial Group Ltd. (Banks)	22,444	868,995
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	14,948	997,636
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	245,000	1,815,742
TAL Education Group ADR* (Diversified Consumer Services)	26,966	836,755
Tencent Holdings Ltd. (Interactive Media & Services)	60,800	2,735,650
Tencent Music Entertainment Group ADR* (Entertainment)	27,813	415,804
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	27,003	378,114
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	295,031	492,782
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	60,827	467,760
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	171,900	451,635
X5 Retail Group NV GDR (Food & Staples Retailing)	14,910	393,028
Yandex NV* (Interactive Media & Services)	31,480	1,057,098
TOTAL COMMON STOCKS
(Cost $63,648,224)		66,586,055
Preferred Stock (1.5%)
Lojas Americanas SA (Multiline Retail)	180,200	1,041,250
TOTAL PREFERRED STOCK
(Cost $770,881)		1,041,250
TOTAL INVESTMENTS
(Cost $64,419,105) — 97.4%		67,627,305
Other Net Assets (Liabilities) — 2.6%		1,792,411
NET ASSETS — 100.0%		$69,419,716

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of portfolio investments.

1

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2019 (Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Banks	$11,924,928	17.0%
Biotechnology	874,303	1.3%
Chemicals	647,680	0.9%
Construction Materials	1,442,041	2.1%
Diversified Consumer Services	836,755	1.2%
Diversified Financial Services	540,333	0.8%
Diversified Telecommunication Services	1,054,285	1.5%
Electronic Equipment, Instruments & Components	685,247	1.0%
Entertainment	1,374,052	2.0%
Food & Staples Retailing	2,148,138	3.2%
Food Products	1,143,445	1.6%
Gas Utilities	1,877,958	2.8%
Health Care Providers & Services	1,806,427	2.6%
Hotels, Restaurants & Leisure	1,643,193	2.4%
Household Durables	1,236,562	1.8%
Insurance	4,489,974	6.4%
Interactive Media & Services	3,792,748	5.4%
Internet & Direct Marketing Retail	3,355,798	4.7%
IT Services	1,045,688	1.5%
Media	1,954,399	2.8%
Metals & Mining	1,170,217	1.7%
Multiline Retail	1,041,250	1.5%
Oil, Gas & Consumable Fuels	3,611,468	5.3%
Personal Products	948,768	1.4%
Pharmaceuticals	2,083,574	2.9%
Road & Rail	2,484,684	3.6%
Semiconductors & Semiconductor Equipment	2,813,378	4.0%
Specialty Retail	1,292,733	1.9%
Technology Hardware, Storage & Peripherals	3,031,064	4.4%
Textiles, Apparel & Luxury Goods	1,119,237	1.6%
Trading Companies & Distributors	747,396	1.1%
Transportation Infrastructure	2,056,108	3.0%
Wireless Telecommunication Services	1,353,474	2.0%
Other Net Assets	1,792,411	2.6%
Total	$69,419,716	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31, 2019:

	Value	% of Net Assets
Brazil	$7,133,036	10.3%
China	15,085,971	21.6%
Egypt	678,651	1.0%
Hong Kong	7,410,938	10.7%
India	9,997,712	14.3%
Indonesia	2,313,589	3.3%
Mexico	2,203,896	3.2%
Netherlands	802,551	1.2%
Poland	958,248	1.4%
Russia	3,457,082	5.0%
Saudi Arabia	364,301	0.5%
Singapore	747,396	1.1%
South Africa	4,276,996	6.2%
South Korea	7,722,166	11.1%
Taiwan	2,634,440	3.8%
Thailand	670,115	1.0%
United Kingdom	1,170,217	1.7%
Other Net Assets	1,792,411	2.6%
Total	$69,419,716	100.0%

See accompanying notes to schedule of portfolio investments.

2

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (98.0%)
3SBio, Inc. (Biotechnology)	405,500	$690,418
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	109,200	626,511
AIA Group Ltd. (Insurance)	184,600	1,658,528
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	9,705	1,635,195
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	26,027	485,168
BOC Aviation Ltd. (Trading Companies & Distributors)	57,100	487,730
China Construction Bank Corp. (Banks)	1,033,000	932,992
China Mengniu Dairy Co. Ltd. (Food Products)	187,000	577,903
China Petroleum & Chemical (Sinopec) (Oil, Gas & Consumable Fuels)	1,078,000	899,252
China Resources Gas Group Ltd. (Gas Utilities)	190,000	747,868
Cipla Ltd. (Pharmaceuticals)	105,843	769,916
Cognizant Technology Solutions Corp., A Shares (IT Services)	9,020	628,514
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	380,000	665,059
CTBC Financial Holding Co. Ltd. (Banks)	811,000	555,619
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	9,736	324,209
Dabur India Ltd. (Personal Products)	109,249	681,548
DBS Group Holdings Ltd. (Banks)	63,888	1,137,210
Gail India Ltd. (Gas Utilities)	119,749	559,300
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	42,000	295,580
HDFC Bank Ltd. (Banks)	29,149	854,552
HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	113,000	166,471
ICICI Bank Ltd. (Banks)	182,094	933,195
IHH Healthcare Berhad (Health Care Providers & Services)	804,800	1,119,771
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	612,279	601,818
LG Chem Ltd. (Chemicals)	1,481	489,895
Mando Corp. (Auto Components)	4,682	142,880
Meituan Dianping, Class B* (Internet & Direct Marketing Retail)	45,300	307,700
Odisha Cement Ltd.* (Construction Materials)	28,778	417,355
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	128,500	1,255,842
PT Bank Central Asia TBK (Banks)	416,300	839,603
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	55,911	974,838
SA SA International Holdings Ltd. (Specialty Retail)	1,358,000	522,456
Samsonite International SA (Textiles, Apparel & Luxury Goods)	148,200	435,332
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	16,171	546,947
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	34,095	1,424,783
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	2,422	487,564
SBI Life Insurance Co. Ltd. (Insurance)	96,100	804,043
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	151,377	1,126,900
Shinhan Financial Group Ltd. (Banks)	18,326	709,552
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	9,215	615,013
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	167,000	1,237,669
TAL Education Group ADR* (Diversified Consumer Services)	17,107	530,830
Tencent Holdings Ltd. (Interactive Media & Services)	48,900	2,200,218

	Shares	Value
Common Stocks, continued
Tencent Music Entertainment Group ADR* (Entertainment)	20,872	$312,036
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	11,583	162,193
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	240,073	400,987
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	41,130	316,290
TOTAL COMMON STOCKS
(Cost $34,863,731)		34,295,253
TOTAL INVESTMENTS
(Cost $34,863,731) — 98.0%		34,295,253
Other Net Assets (Liabilities) — 2.0%		685,471
NET ASSETS — 100.0%		$34,980,724

*	Non-income producing security
ADR	American Depositary Receipt

The Asia Fund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Auto Components	$142,880	0.4%
Banks	5,962,723	17.0%
Biotechnology	690,418	2.0%
Chemicals	489,895	1.4%
Construction Materials	417,355	1.2%
Diversified Consumer Services	530,830	1.5%
Diversified Telecommunication Services	166,471	0.5%
Electronic Equipment, Instruments & Components	487,564	1.4%
Entertainment	312,036	0.9%
Food Products	577,903	1.7%
Gas Utilities	1,307,168	3.7%
Health Care Providers & Services	1,604,939	4.6%
Hotels, Restaurants & Leisure	897,398	2.5%
Insurance	3,718,413	10.7%
Interactive Media & Services	2,200,218	6.3%
Internet & Direct Marketing Retail	2,583,394	7.4%
IT Services	628,514	1.8%
Oil, Gas & Consumable Fuels	1,874,090	5.4%
Personal Products	681,548	1.9%
Pharmaceuticals	1,835,962	5.2%
Semiconductors & Semiconductor Equipment	1,852,682	5.3%
Specialty Retail	522,456	1.5%
Technology Hardware, Storage & Peripherals	1,971,730	5.6%
Textiles, Apparel & Luxury Goods	597,525	1.7%
Trading Companies & Distributors	487,730	1.4%
Transportation Infrastructure	1,126,900	3.2%
Wireless Telecommunication Services	626,511	1.8%
Other Net Assets	685,471	2.0%
Total	$34,980,724	100.0%

See accompanying notes to schedule of portfolio investments.

3

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2019 (Unaudited)

The Asia Fund invested in securities with exposure to the following countries as of January 31, 2019:

	Value	% of Net Assets
China	$10,932,869	31.3%
Hong Kong	5,069,197	14.5%
India	7,872,440	22.5%
Indonesia	839,603	2.4%
Singapore	1,624,940	4.6%
South Korea	5,536,405	15.8%
Taiwan	1,793,288	5.1%
Thailand	626,511	1.8%
Other Net Assets	685,471	2.0%
Total	$34,980,724	100.0%

See accompanying notes to schedule of portfolio investments.

4

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks (92.8%)
AIA Group Ltd. (Insurance)	521,600	$4,686,284
AL Rajhi Bank (Banks)	60,100	1,621,813
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	118,470	19,961,009
Alsea SAB de CV (Hotels, Restaurants & Leisure)	765,672	2,118,590
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	277,472	5,172,337
Asian Paints Ltd. (Chemicals)	334,179	6,680,760
Banco do Brasil SA (Banks)	433,175	6,160,722
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	3,378,000	2,551,882
Britannia Industries Ltd. (Food Products)	170,694	7,675,289
Capitec Bank Holdings Ltd. (Banks)	39,200	3,448,489
CD Projekt SA* (Entertainment)	78,500	4,022,592
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	663,637	5,393,814
China Merchants Bank Co. Ltd. (Banks)	2,107,500	9,312,362
Cia de Locacao DAS Americas (Road & Rail)	224,800	2,490,654
Clicks Group Ltd. (Food & Staples Retailing)	114,300	1,697,747
Commercial International Bank (Banks)	503,300	2,370,335
CP ALL Public Co. Ltd. (Food & Staples Retailing)	1,329,000	3,307,611
Credicorp Ltd. (Banks)	13,720	3,330,942
Crompton Greaves Consumer Electricals (Household Durables)	829,970	2,506,012
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	133,043	4,430,332
DP Eurasia NV* (Hotels, Restaurants & Leisure)	1,576,200	2,629,274
E-Mart Co. Ltd. (Food & Staples Retailing)	7,171	1,237,602
FirstRand Ltd. (Diversified Financial Services)	490,109	2,571,212
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	888,364	9,578,513
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	670,000	4,715,199
Godrej Consumer Products Ltd. (Personal Products)	579,874	5,783,655
Grupo Financiero Banorte Sab de CV (Banks)	796,700	4,431,806
HDFC Bank Ltd. (Banks)	344,775	10,107,663
Hindustan Unilever Ltd. (Household Products)	342,231	8,485,394
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	705,671	6,312,605
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	732,680	4,443,894
KAZ Minerals PLC (Metals & Mining)	477,074	3,712,536
Lojas Renner SA (Multiline Retail)	391,300	4,882,665
Mr. Price Group Ltd. (Specialty Retail)	104,500	1,757,933
MRV Engenharia e Participacoes SA (Household Durables)	836,300	3,440,242
Naspers Ltd. (Media)	37,334	8,644,181
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	102,172	7,871,331
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	581,200	3,632,500
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	967,000	9,450,577
PT Bank Central Asia TBK (Banks)	3,044,900	6,141,020
PT Kalbe Farma TBK (Pharmaceuticals)	34,308,535	3,929,396
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	10,643,000	2,965,709
PT Unilever Indonesia TBK (Household Products)	1,203,647	4,315,178
Raia Drogasil SA (Food & Staples Retailing)	300,600	5,111,123
Rumo SA* (Road & Rail)	1,217,611	6,561,555
Sberbank of Russia ADR (Banks)	356,906	4,844,999
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	1,308,481	9,740,759
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	581,000	4,305,902
TAL Education Group ADR* (Diversified Consumer Services)	345,837	10,731,322

	Shares	Value
Common Stocks, continued
Tencent Holdings Ltd. (Interactive Media & Services)	473,500	$21,304,773
Vietnam Dairy Products JSC (Food Products)	1,088,536	6,334,700
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	915,900	2,406,355
X5 Retail Group NV GDR (Food & Staples Retailing)	63,280	1,668,061
Yandex NV* (Interactive Media & Services)	145,901	4,899,355
TOTAL COMMON STOCKS
(Cost $262,294,114)		297,888,565
Preferred Stock (0.8%)
Lojas Americanas SA (Multiline Retail)	465,500	2,689,800
TOTAL PREFERRED STOCK
(Cost $1,667,324)		2,689,800
TOTAL INVESTMENTS
(Cost $263,961,438) — 93.6%		300,578,365
Other Net Assets (Liabilities) — 6.4%		20,717,051
NET ASSETS — 100.0%		$321,295,416

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2019:

	Value	% of Net Assets
Banks	$51,770,151	16.2%
Chemicals	6,680,760	2.1%
Diversified Consumer Services	18,602,653	5.8%
Diversified Financial Services	2,571,212	0.8%
Diversified Telecommunication Services	2,965,709	0.9%
Entertainment	4,022,592	1.3%
Food & Staples Retailing	15,428,499	4.7%
Food Products	23,588,502	7.4%
Health Care Providers & Services	7,724,219	2.4%
Hotels, Restaurants & Leisure	19,300,771	6.0%
Household Durables	5,946,254	1.9%
Household Products	12,800,572	3.9%
Insurance	14,136,861	4.4%
Interactive Media & Services	26,204,128	8.2%
Internet & Direct Marketing Retail	24,391,341	7.7%
Media	8,644,181	2.7%
Metals & Mining	3,712,536	1.2%
Multiline Retail	7,572,465	2.3%
Oil, Gas & Consumable Fuels	3,632,500	1.1%
Personal Products	5,783,655	1.8%
Pharmaceuticals	10,242,001	3.2%
Road & Rail	9,052,209	2.8%
Semiconductors & Semiconductor Equipment	4,305,902	1.3%
Specialty Retail	1,757,933	0.5%
Transportation Infrastructure	9,740,759	3.0%
Other Net Assets	20,717,051	6.4%
Total	$321,295,416	100.0%

See accompanying notes to schedule of portfolio investments.

5

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2019 (Unaudited)

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2019:

	Value	% of Net Assets
Brazil	$31,336,761	9.7%
China	114,087,397	35.6%
Egypt	2,370,335	0.7%
Hong Kong	9,401,483	2.9%
India	46,411,110	14.5%
Indonesia	17,351,303	5.4%
Mexico	8,956,751	2.8%
Netherlands	2,629,274	0.8%
Peru	3,330,942	1.0%
Philippines	4,443,894	1.4%
Poland	4,022,592	1.3%
Russia	15,044,915	4.7%
Saudi Arabia	1,621,813	0.5%
South Africa	18,119,562	5.6%
South Korea	1,237,602	0.4%
Taiwan	4,305,902	1.3%
Thailand	5,859,493	1.8%
United Kingdom	3,712,536	1.2%
Vietnam	6,334,700	2.0%
Other Net Assets	20,717,051	6.4%
Total	$321,295,416	100.0%

See accompanying notes to schedule of portfolio investments.

6

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	January 31, 2019 (Unaudited)

1. Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of January 31, 2019, the Trust is comprised of the following three funds: Emerging Markets Fund, Asia Fund and Emerging Markets Great Consumer Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds." A fourth fund, the Emerging Markets Corporate Debt Fund, has not yet commenced operations.

Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2. Significant Accounting Policies

The Funds are investment companies and accordingly follow accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investments Companies, as amended. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of depositary receipts, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short-term traders.

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	January 31, 2019 (Unaudited)

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security).

The following is a summary of the valuation inputs used as of January 31, 2019 in valuing the Funds investments based upon the three levels defined above:

	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Fund
Common Stocks*
Banks	$2,774,421	$9,150,507	$—	$11,924,928
Biotechnology	—	874,303	—	874,303
Chemicals	—	647,680	—	647,680
Construction Materials	1,442,041	—	—	1,442,041
Diversified Consumer Services	836,755	—	—	836,755
Diversified Financial Services	—	540,333	—	540,333
Diversified Telecommunication Services	—	1,054,285	—	1,054,285
Electronic Equipment, Instruments & Components	—	685,247	—	685,247
Entertainment	415,804	958,248	—	1,374,052
Food & Staples Retailing	1,351,097	797,041	—	2,148,138
Food Products	—	1,143,445	—	1,143,445
Gas Utilities	—	1,877,958	—	1,877,958
Health Care Providers & Services	—	1,806,427	—	1,806,427
Hotels, Restaurants & Leisure	446,536	1,196,657	—	1,643,193
Household Durables	1,236,562	—	—	1,236,562
Insurance	—	4,489,974	—	4,489,974
Interactive Media & Services	1,057,098	2,735,650	—	3,792,748
Internet & Direct Marketing Retail	3,102,438	253,360	—	3,355,798
IT Services	1,045,688	—	—	1,045,688
Media	—	1,954,399	—	1,954,399
Metals & Mining	—	1,170,217	—	1,170,217
Oil, Gas & Consumable Fuels	—	3,611,468	—	3,611,468
Personal Products	—	948,768	—	948,768
Pharmaceuticals	—	2,083,574	—	2,083,574
Road & Rail	2,484,684	—	—	2,484,684
Semiconductors & Semiconductor Equipment	—	2,813,378	—	2,813,378
Specialty Retail	—	1,292,733	—	1,292,733
Technology Hardware, Storage & Peripherals	—	3,031,064	—	3,031,064
Textiles, Apparel & Luxury Goods	—	1,119,237	—	1,119,237
Trading Companies & Distributors	—	747,396	—	747,396
Transportation Infrastructure	—	2,056,108	—	2,056,108
Wireless Telecommunication Services	—	1,353,474	—	1,353,474
Preferred Stock*	1,041,250	—	—	1,041,250
Total Investments	$17,234,374	$50,392,931	$—	$67,627,305

	Level 1	Level 2	Level 3	Total Investments
Asia Fund
Common Stocks*
Auto Components	$—	$142,880	$—	$142,880
Banks	—	5,962,723	—	5,962,723
Biotechnology	—	690,418	—	690,418
Chemicals	—	489,895	—	489,895
Construction Materials	417,355	—	—	417,355
Diversified Consumer Services	530,830	—	—	530,830
Diversified Telecommunication Services	—	166,471	—	166,471
Electronic Equipment, Instruments & Components	—	487,564	—	487,564
Entertainment	312,036	—	—	312,036
Food Products	—	577,903	—	577,903
Gas Utilities	—	1,307,168	—	1,307,168
Health Care Providers & Services	—	1,604,939	—	1,604,939
Hotels, Restaurants & Leisure	—	897,398	—	897,398
Insurance	—	3,718,413	—	3,718,413
Interactive Media & Services	—	2,200,218	—	2,200,218
Internet & Direct Marketing Retail	2,275,694	307,700	—	2,583,394
IT Services	628,514	—	—	628,514
Oil, Gas & Consumable Fuels	—	1,874,090	—	1,874,090
Personal Products	—	681,548	—	681,548
Pharmaceuticals	—	1,835,962	—	1,835,962
Semiconductors & Semiconductor Equipment	—	1,852,682	—	1,852,682
Specialty Retail	—	522,456	—	522,456
Technology Hardware, Storage & Peripherals	—	1,971,730	—	1,971,730
Textiles, Apparel & Luxury Goods	—	597,525	—	597,525
Trading Companies & Distributors	—	487,730	—	487,730
Transportation Infrastructure	—	1,126,900	—	1,126,900
Wireless Telecommunication Services	—	626,511	—	626,511
Total Investments	$4,164,429	$30,130,824	$—	$34,295,253

	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Great Consumer Fund
Common Stocks*
Banks	$16,293,805	$35,476,346	$—	$51,770,151
Chemicals	—	6,680,760	—	6,680,760
Diversified Consumer Services	18,602,653	—	—	18,602,653
Diversified Financial Services	—	2,571,212	—	2,571,212
Diversified Telecommunication Services	—	2,965,709	—	2,965,709
Entertainment	—	4,022,592	—	4,022,592
Food & Staples Retailing	7,517,478	7,911,021	—	15,428,499
Food Products	—	23,588,502	—	23,588,502
Health Care Providers & Services	—	7,724,219	—	7,724,219
Hotels, Restaurants & Leisure	2,118,590	17,182,181	—	19,300,771
Household Durables	3,440,242	2,506,012	—	5,946,254
Household Products	—	12,800,572	—	12,800,572
Insurance	—	14,136,861	—	14,136,861
Interactive Media & Services	4,899,355	21,304,773	—	26,204,128
Internet & Direct Marketing Retail	24,391,341	—	—	24,391,341
Media	—	8,644,181	—	8,644,181
Metals & Mining	—	3,712,536	—	3,712,536
Multiline Retail	4,882,665	—	—	4,882,665
Oil, Gas & Consumable Fuels	—	3,632,500	—	3,632,500
Personal Products	—	5,783,655	—	5,783,655
Pharmaceuticals	—	10,242,001	—	10,242,001
Road & Rail	9,052,209	—	—	9,052,209
Semiconductors & Semiconductor Equipment	—	4,305,902	—	4,305,902
Specialty Retail	—	1,757,933	—	1,757,933
Transportation Infrastructure	—	9,740,759	—	9,740,759
Preferred Stock*	2,689,800	—	—	2,689,800
Total Investments	$93,888,138	$206,690,227	$—	$300,578,365

*	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount.  Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Investment Risks

Asset Allocation Risk

Each Fund's ability to achieve its investment objective will depend, in part on the investment manager's ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager's evaluations and assumptions may be incorrect in view of actual market condition.

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	January 31, 2019 (Unaudited)

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Growth Investing Risk

Investments in growth-focused companies may be more volatile than other stocks or the market as a whole.  Growth-focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market.  The price of securities issued by growth-focused companies may be more sensitive to the companies' current or expected earnings.

4. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date	3/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date	3/27/2019

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date	3/27/2019